Risk Management (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Gross Carrying Amount of Financial Instruments Subject to Credit Exposure
The following table presents the gross carrying amount of financial instruments subject to credit exposure, without considering any collateral held or other credit enhancements.

As at December 31,	2019	2018
Debt securities
FVTPL	$166,307	$154,737
AFS	31,815	30,857
Mortgages	49,376	48,363
Private placements	37,979	35,754
Policy loans	6,471	6,446
Loans to Bank clients	1,740	1,793
Derivative assets	19,449	13,703
Accrued investment income	2,416	2,427
Reinsurance assets	41,446	43,053
Other financial assets	5,628	4,800
Total	$362,627	$341,933

Summary of Credit Quality and Carrying Value of Commercial Mortgages and Private Placements
The following table presents credit quality of commercial mortgages and private placements.

As at December 31, 2019	AAA	AA	A	BBB	BB	B and lower	Total
Commercial mortgages
Retail	$132	$1,374	$5,285	$2,039	$10	$–	$8,840
Office	77	1,540	5,808	1,402	26	18	8,871
Multi-family residential	640	1,585	2,397	714	35	–	5,371
Industrial	38	364	1,820	237	10	–	2,469
Other	260	739	976	1,290	–	8	3,273
Total commercial mortgages	1,147	5,602	16,286	5,682	81	26	28,824
Agricultural mortgages	–	27	137	312	–	–	476
Private placements	1,098	5,513	14,311	14,139	823	2,095	37,979
Total	$2,245	$11,142	$30,734	$20,133	$904	$2,121	$67,279

As at December 31, 2018	AAA	AA	A	BBB	BB	B and lower	Total
Commercial mortgages
Retail	$82	$1,524	$4,459	$2,227	$11	$74	$8,377
Office	56	1,495	5,454	1,650	45	6	8,706
Multi-family residential	613	1,427	2,407	839	37	–	5,323
Industrial	36	366	1,953	339	120	–	2,814
Other	289	334	1,167	1,191	–	14	2,995
Total commercial mortgages	1,076	5,146	15,440	6,246	213	94	28,215
Agricultural mortgages	–	163	–	389	–	–	552
Private placements	1,143	4,968	13,304	14,055	733	1,551	35,754
Total	$2,219	$10,277	$28,744	$20,690	$946	$1,645	$64,521

Summary of Carrying Value of Past Due but Not Impaired and Impaired Financial Assets
The following table presents past due but not impaired and impaired financial assets.

	Past due but not impaired
As at December 31, 2019	Less than 90 days	90 days and greater	Total	Total impaired
Debt securities
FVTPL	$11	$–	$11	$167
AFS	4	1	5	–
Private placements	215	–	215	7
Mortgages and loans to Bank clients	61	–	61	59
Other financial assets	60	42	102	1
Total	$351	$43	$394	$234

	Past due but not impaired
As at December 31, 2018	Less than 90 days	90 days and greater	Total	Total impaired
Debt securities
FVTPL	$14	$–	$14	$39
AFS	–	2	2	1
Private placements	15	–	15	18
Mortgages and loans to Bank clients	70	–	70	120
Other financial assets	77	26	103	1
Total	$176	$28	$204	$179

Summary of Company's Loans That are Considered Impaired
The following table presents gross carrying amount and allowances for loan losses for impaired loans.

As at December 31, 2019	Gross carrying value	Allowances for loan losses	Net carrying value
Private placements	$11	$4	$7
Mortgages and loans to Bank clients	75	16	59
Total	$86	$20	$66

As at December 31, 2018	Gross carrying value	Allowances for loan losses	Net carrying value
Private placements	$61	$43	$18
Mortgages and loans to Bank clients	172	52	120
Total	$233	$95	$138

Summary of Reconciliation of Allowance for Loan Losses
The following table presents movement of allowance for loan losses during the year.

	2019			2018
For the years ended December 31,	Private placements	Mortgages and loans to Bank clients	Total	Private placements	Mortgages and loans to Bank clients	Total
Balance, January 1	$43	$52	$95	$39	$46	$85
Provisions	35	15	50	37	18	55
Recoveries	–	(46)	(46)	(27)	(9)	(36)
Write-offs (1)	(74)	(5)	(79)	(6)	(3)	(9)
Balance, December 31	$4	$16	$20	$43	$52	$95

(1)	Includes disposals and impact of changes in foreign exchange rates.

Summary of Credit Default Swap Protection Sold
The following table presents details of the credit default swap protection sold by type of contract and external agency rating for the underlying reference security.

As at December 31, 2019	Notional amount (1)	Fair value	Weighted average maturity (in years) (2)
Single name CDSs (3) – Corporate debt
AA	$24	$–	1
A	371	5	1
BBB	107	1	2
Total single name CDSs	$502	$6	1
Total CDS protection sold	$502	$6	1

As at December 31, 2018	Notional amount (1)	Fair value	Weighted average maturity (in years) (2)
Single name CDSs (3) – Corporate debt
AA	$25	$–	2
A	447	7	2
BBB	180	2	2
Total single name CDSs	$652	$9	2
Total CDS protection sold	$652	$9	2

(1)
Notional amounts represent the maximum future payments the Company would have to pay its counterparties assuming a default of the underlying credit and zero recovery on the underlying issuer obligation.

(2)	The weighted average maturity of the CDS is weighted based on notional amounts.
(3)	Rating agency designations are based on S&P where available followed by Moody’s, DBRS, and Fitch. If no rating is available from a rating agency, an internally developed rating is used.

Summary of Effect of Conditional Master Netting and Similar Arrangements
The following table presents the effect of conditional master netting and similar arrangements. Similar arrangements may include global master repurchase agreements, global master securities lending agreements, and any related rights to financial collateral.

		Related amounts not set off in the Consolidated Statements of Financial Position
As at December 31, 2019	Gross amounts of financial instruments (1)	Amounts subject to an enforceable master netting arrangement or similar agreements	Financial and cash collateral pledged (received) (2)	Net amount including financing trusts (3)	Net amounts excluding financing trusts
Financial assets
Derivative assets	$20,144	$(9,188)	$(10,889)	$67	$67
Securities lending	558	–	(558)	–	–
Reverse repurchase agreements	990	–	(989)	1	1
Total financial assets	$21,692	$(9,188)	$(12,436)	$6 8	$6 8
Financial liabilities
Derivative liabilities	$(11,345)	$9,188	$1,903	$(254)	$(53)
Repurchase agreements	(333)	–	330	(3)	(3)
Total financial liabilities	$(11,678)	$9,188	$2,233	$(257)	$(56)

		Related amounts not set off in the Consolidated Statements of Financial Position
As at December 31, 2018	Gross amounts of financial instruments (1)	Amounts subject to an enforceable master netting arrangement or similar agreements	Financial and cash collateral pledged (received) (2)	Net amount including financing trusts (3)	Net amounts excluding financing trusts
Financial assets
Derivative assets	$14,320	$(6,644)	$(7,431)	$245	$245
Securities lending	1,518	–	(1,518)	–	–
Reverse repurchase agreements	63	(63)	–	–	–
Total financial assets	$15,901	$(6,707)	$(8,949)	$245	$245
Financial liabilities
Derivative liabilities	$(8,716)	$6,644	$1,868	$(204)	$(33)
Repurchase agreements	(64)	63	1	–	–
Total financial liabilities	$(8,780)	$6,707	$1,869	$(204)	$(33)

(1)	Financial assets and liabilities include accrued interest of $696 and $1,061, respectively (2018 – $621 and $913, respectively).
(2)
Financial and cash collateral exclude over-collateralization. As at December 31, 2019, the Company was over-collateralized on OTC derivative assets, OTC derivative liabilities, securities lending and reverse purchase agreements and repurchase agreements in the amounts of $1,149, $526, $44 and $nil, respectively (2018 – $417, $405, $80 and $nil, respectively). As at December 31, 2019, collateral pledged (received) does not include collateral-in-transit
on OTC instruments or initial margin on exchange traded contracts or cleared contracts.

(3)
Includes derivative contracts entered between the Company and its financing trusts which it does not consolidate. The Company does not exchange collateral on derivative contracts entered with these trusts. Refer to note 17.

Summary of the Effect of Unconditional Netting	The following table presents the effect of unconditional netting.

As at December 31, 2019	Gross amounts of financial instruments	Amounts subject to an enforceable netting arrangement	Net amounts of financial instruments
Credit linked note (1)	$782	$(782)	$–
Variable surplus note	(782)	782	–

As at December 31, 2018	Gross amounts of financial instruments	Amounts subject to an enforceable netting arrangement	Net amounts of financial instruments
Credit linked note (1)	$679	$(679)	$–
Variable surplus note	(679)	679	–

(1)	As at December 31, 2019, the Company had no fixed surplus notes outstanding (December 31, 2018 – $nil).

Schedule of Distribution of Debt Securities and Private Placements Portfolio by Sector and Industry
The following table presents debt securities and private placements portfolio by sector and industry.

	2019		2018
As at December 31,	Carrying value	% of total	Carrying value	% of total
Government and agency	$77,883	33	$73,858	33
Utilities	44,426	19	41,929	19
Financial	31,929	13	31,340	14
Consumer	25,931	11	24,190	11
Energy	20,196	9	17,685	8
Industrial	19,024	8	17,508	8
Other	16,712	7	14,838	7
Total	$236,101	100	$221,348	100

Schedule of Geographic Concentration of Insurance and Investment Contract Liabilities, Including Embedded Derivatives
The geographic concentration of the Company’s insurance and investment contract liabilities, including embedded derivatives, is shown below. The disclosure is based on the countries in which the business is written.

As at December 31, 2019	Gross liabilities	Reinsurance assets	Net liabilities
U.S. and Canada	$255,999	$(40,944)	$215,055
Asia and Other	98,237	(502)	97,735
Total	$354,236	$(41,446)	$312,790

As at December 31, 2018	Gross liabilities	Reinsurance assets	Net liabilities
U.S. and Canada	$246,255	$(42,634)	$203,621
Asia and Other	85,830	(419)	85,411
Total	$332,085	$(43,053)	$289,032

Asset classes and individual investment risks [Member]
Statement [LineItems]
Schedule of Risk Concentrations

As at December 31,	2019	2018
Debt securities and private placements rated as investment grade BBB or higher (1)	98%	98%
Government debt securities as a per cent of total debt securities	37%	38%
Government private placements as a per cent of total private placements	12%	11%
Highest exposure to a single non-government debt security and private placement issuer	$1,083	$1,013
Largest single issuer as a per cent of the total equity portfolio	2%	2%
Income producing commercial office properties (2019 – 56% of real estate, 2018 – 55%)	$7,279	$7,065
Largest concentration of mortgages and real estate (2) – Ontario , Canada (2019 – 27%, 2018 – 26%)	$17,038	$16,092

(1)	Investment grade debt securities and private placements include 41% rated A, 17% rated AA and 16% rated AAA (2018 – 41%, 17% and 17%) investments based on external ratings where available.
(2)	Mortgages and real estate investments are diversified geographically and by property type.

Residential mortgages and loans to bank clients [Member]
Statement [LineItems]
Summary of Carrying Value of Residential Mortgages and Loans to Bank Clients
The following table presents credit quality of residential mortgages and loans to Bank clients.

	2019 (1)			2018
As at December 31,	Insured	Uninsured	Total	Insured	Uninsured	Total
Residential mortgages
Performing	$6,613	$13,411	$20,024	$6,854	$12,696	$19,550
Non-performing	25	27	52	19	27	46
Loans to Bank clients
Performing	n/a	1,740	1,740	n/a	1,787	1,787
Non-performing	n/a	–	–	n/a	6	6
Total	$6,638	$15,178	$21,816	$6,873	$14,516	$21,389

(1)	Non-performing refers to assets that are 90 days or more past due.